Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Beginning of year	81,579	93,254	92,957
Add (deduct):
Granted	89,427	90,649	93,254
Vested	(81,579)	(93,254)	(92,957)
Forfeited	0	(9,070)	0
End of year	89,427	81,579	93,254
Weighted Average Grant Date Fair Value
Beginning of year	$ 25.45	$ 26.19	$ 21.41
Granted	27.23	25.44	26.19
Vested	25.45	26.19	21.41
Forfeited		25.36	0
End of year	$ 27.23	$ 25.45	$ 26.19